SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SPECIALTY FUNDS

For the Wells Fargo Advantage Precious Metals Fund

  (the “Fund”)

Effective immediately, Oleg Makhorine is added as a Portfolio Manager for the Fund. A biographical description for Mr. Makhorine is included among the Portfolio Manager biographies listed for Wells Fargo Funds Management, LLC as follows:

Mr. Makhorine joined Wells Capital Management or one of its predecessors in 2005.  He currently serves as an associate Portfolio Manager on the Global Special Value Equity team.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

            Wells Capital Management Incorporated

Oleg Makhorine[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Makhorine became portfolio manager of the Fund on July 9, 2012. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management Incorporated
Oleg Makhorine	Precious Metals Fund	$0

July 9, 2012                                                                                                                 SFIT072/P404SP